INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Major Components Of Income Tax Expenses [Text Block]

	December 31,		December 31,		December 31,
	2018		2017		2016
Current period income tax	Ps.	1,746,881	Ps.	1,276,458	Ps.	1,264,066
Income tax surcharge		95,630		151,980		—
CREE tax		—		—		295,324
CREE surcharge		—		—		193,425
Subtotal current period taxes		1,842,511		1,428,438		1,752,815
Prior years adjustments (1)		(74,230)		(117,568)		(13,440)
Adjustment due to settlement of uncertain tax positions from prior years		24,277		(7,367)		(31,067)
Deferred taxes		357,032		449,291		348,601
Total	Ps.	2,149,590	Ps.	1,752,794	Ps.	2,056,909

(1)

In the year 2018 tax recovery includes Ps. 50,316 in Banco de Occidente. It was generated by the use of presumptive excesses of CREE for the years 2013 and 2014; it also includes Ps. 17,812 in Corficolombiana for the reimbursement of income tax mainly from Episol and PISA Concessionaire. In the year 2017, it includes a Ps. 109,632 tax recovery at Banco de Bogotá for the years 2014, 2015 and 2016.

Reconciliation Between Effective Income Tax Explanatory [Text Block]
	Years ended on:
	December 31,		December 31,		December 31,
	2018		2017		2016
Profit before income tax	Ps.	7,334,141	Ps.	4,915,227	Ps.	5,573,845
Enacted tax rate in Colombia		37%		40%		40%
Theoretical income tax expense		2,713,632		1,966,091		2,229,538
Nondeductible expenses		373,918		387,933		339,803
Tax losses considered non recoverable for income tax purpose		100,249		96,266		140,904
Presumptive income considered non recoverable for income tax purpose		33,296		7,991		45,385
Wealth tax		—		40,762		107,051
Nontaxable dividends		(23,457)		(19,587)		(15,655)
Nontaxable income under equity method in associates		(39,901)		(68,026)		(56,306)
Profit (loss) on sales or appraisal of investment		(2,148)		(16,584)		(71,669)
Nontaxable interest income and other income		(212,992)		(137,312)		(150,714)
Other nontaxable income		(167,091)		(155,010)		(83,742)
Revenues taxable at different tax rate		15,378		(658)		(14,983)
Difference from expenses deductibles at different tax rate		(11,060)		(11,822)		(4,679)
Tax benefits in the acquisition of property and equipment		(22,715)		(20,585)		(66,245)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate		(168,117)		(200,661)		(143,109)
Effect on the deferred income tax due to changes in tax rates (1)		(308,534)		(38,574)		(96,232)
Expenses considered non recoverable for deferred income tax purposes		—		—		1,465
Prior year adjustments		(74,230)		(117,568)		(13,440)
Adjustments due to uncertain tax positions in previous year		24,277		(7,367)		(31,067)
Other		(80,915)		47,505		(59,396)
Total tax expense of the year	Ps.	2,149,590	Ps.	1,752,794	Ps.	2,056,909
Effective income tax rate		29.31%		35.66%		36.90%
(1)

The effect is due to the application of the new tax rates established in Law 1943 of 2018, with which the deferred tax rates decreased from 33% to 30%. The impact on Corficolombiana was Ps. 233,865, in Banco de Bogotá it was Ps. 59,054, in Banco de Occidente Ps. 8,408, in Banco Av Villas Ps. 6,934 and in Banco Popular of Ps.362.

Tax Loss Carry Forward In Excess of Minimum Presumptive Income Explanatory [Text Block]

	December 31,		December 31,
	2018		2017
Tax loss carry forwards expiring on:
December 31, 2019	Ps.	—	Ps.	4,732
December 31, 2020		—		1,758
December 31, 2022		66		—
December 31, 2025		1,216		—
December 31, 2029		173,118		3,107
December 31, 2030		271,685		160,084
Without expiration date		458,499		484,376
Subtotal		904,584		654,057

Excess of presumptive income expiring on:
December 31, 2018		—		43,668
December 31, 2019		61,152		64,590
December 31, 2020		45,738		48,170
December 31, 2021		61,296		64,998
December 31, 2022		51,077		46,727
December 31, 2023		48,218		—
Subtotal		267,481		268,153
Total	Ps.	1,172,065	Ps.	922,210

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

Year ended on December 31, 2018

	Balance as of		Change in		Credited		Credited				Balance as of
	December 31,		accounting		(charged) to		(charged) to		Netting		December 31,
	2017		policies		profit or loss		OCI		Reclassifications		2018
Deferred tax assets
Debt securities at fair value	Ps.	8,081	Ps.	(2,431)	Ps.	18,840	Ps.	4,563	Ps.	597	Ps.	29,650
Equity securities at fair value		8		102		512		—		—		622
Derivative instruments		36,805		—		(102,681)		185,803		(46,773)		73,154
Allowance of investments securities		366		31		(264)		—		3		136
Allowance for accounts receivable		333		—		44,660		—		(3,603)		41,390
Loans and receivables		71,938		64,527		(121,072)		—		(476)		14,917
Allowance for impairment on loans and receivables		66,127		68,513		13,808		—		10,721		159,169
Allowance for other accounts receivable		4,649		—		(4,649)		—		—		—
Foreclosed assets		18,161		—		(15,474)		—		240		2,927
Property, plant and equipment costs		364,540		—		(77,625)		—		(2,804)		284,111
Depreciation of property, plant and equipment		11,993		—		8,854		—		56		20,903
Deferred charges and of intangible assets		145,625		—		23,233		—		(2)		168,856
Tax losses carry forward		332,354		—		365,698		(402,042)		3,191		299,201
Surplus of presumptive income		2,528		—		2,142		—		—		4,670
Provisions		197,963		(11,038)		2,163		—		794		189,882
Employee benefits		98,924		—		41,406		(9,394)		847		131,783
Deferred income		—		12,349		(9,762)		—		—		2,587
Financial assets in concession contracts		28,536		(6,322)		136,431		—		—		158,645
Biological assets		169		—		(65)		—		—		104
Lease agreements		8,042		—		625		—		(75)		8,592
Other		123,645		(102)		(6,161)		165,680		(11,112)		271,950
Subtotal	Ps.	1,520,787	Ps.	125,629	Ps.	320,619	Ps.	(55,390)	Ps.	(48,396)	Ps.	1,863,249

Deferred tax liabilities
Debt securities at fair value		(44,492)		9,555		(14,843)		26		(183)		(49,937)
Equity securities at fair value		(121,226)		(298)		7,361		2,084		(3,798)		(115,877)
Derivative instruments		(87,525)		—		23,187		—		46,773		(17,565)
Accounts receivable		(306,774)		(17)		17,677		1,588		—		(287,526)
Allowance of investments securities		(182)		57		(23,025)		—		—		(23,150)
Loans and receivables		(322,746)		3,668		256,357		—		(846)		(63,567)
Allowance for impairment on loans and receivables		(397,838)		204,100		(77,442)		—		233		(270,947)
Foreclosed assets		(72,209)		—		(20,314)		—		107		(92,416)
Provision for foreclosed assets		(41,654)		—		(67,096)		—		(342)		(109,092)
Property plant and equipment costs		(363,814)		—		11,305		—		(4,875)		(357,384)
Depreciation of property, plant and equipment		(179,877)		—		9,908		—		(169)		(170,138)
Deferred charges and of intangible assets		(107,721)		—		(514,157)		—		—		(621,878)
Provisions		(575)		—		(22,312)		304		(1,697)		(24,280)
Goodwill		(169,675)		—		(23,355)		—		—		(193,030)
Deferred Income		(40,534)		40,534		(116,034)		—		—		(116,034)
Financial assets in concession arrangements		(700,738)		(228,241)		30,238		—		—		(898,741)
Biological assets		(16,583)		—		(6,750)		—		—		(23,333)
Lease agreements		(32,636)		—		28,343		—		—		(4,293)
Other		(71,408)		(779)		(176,699)		(11,271)		16,492		(243,665)
Subtotal	Ps.	(3,078,207)	Ps.	28,579	Ps.	(677,651)	Ps.	(7,269)	Ps.	51,695	Ps.	(3,682,853)
Net	Ps.	(1,557,420)	Ps.	154,208	Ps.	(357,032)	Ps.	(62,659)	Ps.	3,299	Ps.	(1,819,604)

Year ended on December 31, 2017

	Balance as of		Credited		Credited				Balance as of
	December 31,		(charged) to		(charged) to		Netting		December 31,
	2016		profit or loss		OCI		Reclassifications		2017
Deferred tax assets
Debt securities at fair value	Ps.	62,627	Ps.	(30,580)	Ps.	(23,966)	Ps.	—	Ps.	8,081
Equity securities at fair value		1,583		(1,254)		(321)		—		8
Derivative instruments		78,740		(41,935)		—		—		36,805
Accounts receivable		16,278		(15,589)		—		10		699
Loans and receivables		6,014		65,924		—		—		71,938
Allowance for impairment on loans and receivables		105,573		(39,446)		—		—		66,127
Allowance for other accounts receivable		6,219		(1,570)		—		—		4,649
Financial assets in concession contracts		25,837		2,571		—		128		28,536
Foreclosed assets		4,846		13,315		—		—		18,161
Property, plant and equipment costs		296,269		68,271		—		—		364,540
Depreciation of property, plant and equipment		5,699		6,294		—		—		11,993
Biological assets		101		68		—		—		169
Deferred charges and of intangible assets		113,817		30,922		—		886		145,625
Tax losses carry forward		385,855		(53,556)		—		55		332,354
Surplus of presumptive income		19,480		(16,952)		—		—		2,528
Provisions		212,695		(17,649)		—		2,917		197,963
Employee benefits		104,606		(29,658)		23,976		—		98,924
Deferred income		113,380		(113,380)		—		—		—
Lease agreements		9,160		(1,118)		—		—		8,042
Other		69,022		52,233		935		1,455		123,645
Subtotal	Ps.	1,637,801	Ps.	(123,089)	Ps.	624	Ps.	5,451	Ps.	1,520,787

Deferred tax liabilities
Debt securities at fair value	Ps.	(27,278)	Ps.	29,105	Ps.	(46,319)	Ps.	—	Ps.	(44,492)
Equity securities at fair value		(100,484)		302		33		(21,077)		(121,226)
Unrealized profits of foreign subsidiaries		(22,029)		—		—		22,029		—
Derivative instruments		(67,974)		(15,190)		(4,361)		—		(87,525)
Accounts receivable		(260,621)		(46,335)		—		182		(306,774)
Allowance of investments securities		—		—		—		(182)		(182)
Loans and receivables		(268,747)		(53,999)		—		—		(322,746)
Allowance for impairment on loans and receivables		(275,785)		(122,053)		—		—		(397,838)
Foreclosed assets		(46,783)		(25,426)		—		—		(72,209)
Provision for foreclosed assets		(37,798)		(3,856)		—		—		(41,654)
Property plant and equipment costs		(400,180)		36,404		—		(38)		(363,814)
Depreciation of property, plant and equipment		(209,549)		30,948		—		(1,276)		(179,877)
Deferred charges and of intangible assets		(60,598)		(47,123)		—		—		(107,721)
Provisions		(471)		(62)		116		(158)		(575)
Goodwill		(86,036)		(83,639)		—		—		(169,675)
Deferred Income		(34,613)		(5,921)		—		—		(40,534)
Financial assets in concession arrangements		(718,496)		20,548		—		(2,790)		(700,738)
Biological assets		(6,806)		(9,777)		—		—		(16,583)
Lease agreements		—		—		—		(32,636)		(32,636)
Other		(65,400)		(30,128)		(11,053)		35,173		(71,408)
Subtotal	Ps.	(2,689,648)	Ps.	(326,202)	Ps.	(61,584)	Ps.	(773)	Ps.	(3,078,207)
Net	Ps.	(1,051,847)	Ps.	(449,291)	Ps.	(60,960)	Ps.	4,678	Ps.	(1,557,420)

Year ended on December 31, 2016

	Balance as of		Credited		Credited				Balance as of
	December 31,		(charged) to		(charged) to		Netting		December 31,
	2015		profit or loss		OCI		Reclassifications		2016
Deferred tax assets
Debt securities at fair value	Ps.	290,465	Ps.	(5,459)	Ps.	(212,090)	Ps.	(10,289)	Ps.	62,627
Equity securities at fair value		323		(26,416)		27,676		—		1,583
Derivative instruments		518,992		(223,831)		(165,894)		(50,527)		78,740
Accounts receivable		7,852		8,426		—		—		16,278
Loans and receivables		5,652		362		—		—		6,014
Allowance for impairment on loans and receivables		96,054		9,679		—		(160)		105,573
Allowance for other accounts receivable		18,119		(11,900)		—		—		6,219
Financial assets in concession contracts		12,096		13,741		—		—		25,837
Foreclosed assets		13,326		(8,480)		—		—		4,846
Property, plant and equipment costs		58,505		237,739		—		25		296,269
Depreciation of property, plant and equipment		5,415		284		—		—		5,699
Biological assets		369		(268)		—		—		101
Deferred charges and of intangible assets		77,055		37,167		—		(405)		113,817
Tax losses carry forward		527,153		(140,623)		—		(675)		385,855
Surplus of presumptive income		166,116		(146,636)		—		—		19,480
Provisions		146,578		60,716		5,706		(305)		212,695
Employee benefits		101,224		(5,718)		8,677		423		104,606
Goodwill		6,947		(6,947)		—		—		—
Deferred income		35,857		77,523		—		—		113,380
Lease agreements		8,414		746		—		—		9,160
Other		174,966		(107,102)		—		1,158		69,022
Subtotal	Ps.	2,271,478	Ps.	(236,997)	Ps.	(335,925)	Ps.	(60,755)	Ps.	1,637,801

Deferred tax liabilities
Debt securities at fair value	Ps.	(19,943)	Ps.	44,338	Ps.	(51,673)	Ps.	—	Ps.	(27,278)
Equity securities at fair value		(104,317)		(9,072)		13,059		(154)		(100,484)
Derivative instruments		(333,317)		240,468		(21,586)		46,461		(67,974)
Accounts receivable		—		(260,621)		—		—		(260,621)
Loans and receivables		(238,492)		(30,255)		—		—		(268,747)
Allowance for impairment on loans and receivables		(227,336)		(48,449)		—		—		(275,785)
Foreclosed assets		(83,774)		36,991		—		—		(46,783)
Provision for foreclosed assets		(15,198)		(22,600)		—		—		(37,798)
Property plant and equipment costs		(355,478)		(44,865)		—		163		(400,180)
Depreciation of property, plant and equipment		(227,591)		18,114		—		(72)		(209,549)
Deferred charges and of intangible assets		(60,003)		(595)		—		—		(60,598)
Unrealized profits of foreign subsidiaries		(38,209)		16,180		—		—		(22,029)
Provisions		(1,961)		1,490		—		—		(471)
Goodwill		(42,822)		(43,214)		—		—		(86,036)
Deferred Income		(26,940)		(7,673)		—		—		(34,613)
Financial assets in concession arrangements		(627,666)		(90,830)		—		—		(718,496)
Biological assets		(17,578)		3,320		—		7,452		(6,806)
Other		(152,824)		85,669		—		1,755		(65,400)
Subtotal	Ps.	(2,573,449)	Ps.	(111,604)	Ps.	(60,200)	Ps.	55,605	Ps.	(2,689,648)
Net	Ps.	(301,971)	Ps.	(348,601)	Ps.	(396,125)	Ps.	(5,150)	Ps.	(1,051,847)

Disclosure of deferred taxes [text block]

	Gross Deferred tax				Balances on Statement
December 31, 2018	amounts		Offset		of financial position
Deferred tax asset	Ps.	1,863,249	Ps.	(1,521,911)	Ps.	341,338
Deferred tax liability		(3,682,853)		1,521,911		(2,160,942)
Net	Ps.	(1,819,604)	Ps.	—	Ps.	(1,819,604)

	Gross Deferred tax				Balances on Statement
December 31, 2017	amounts		Offset		of financial position
Deferred tax asset	Ps.	1,520,787	Ps.	(1,381,364)	Ps.	139,423
Deferred tax liability		(3,078,207)		1,381,364		(1,696,843)
Net	Ps.	(1,557,420)	Ps.	—	Ps.	(1,557,420)

Disclosure of detailed information about the effects of the current and deferred income taxes in each component of Other Comprehensive Income [Text Block]

	December 31, 2018
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	1,124,732	Ps.	—	Ps.	—	Ps.	1,124,732
Hedging derivatives in foreign currency		(547,310)		372,715		(227,807)		(402,402)
Hedging financial liabilities in foreign currency		(576,881)		—		176,378		(400,503)
Cash Flow hedging		(19,789)		—		6,697		(13,092)
Foreign currency translation differences for foreign operations		(299,804)		—		(16,006)		(315,810)
Debt financial instruments		(107,084)		—		11,554		(95,530)
Investment in associates and join ventures		22,400		—		(393)		22,007
Equity financial instruments		(134,084)		—		(5,891)		(139,975)
Actuarial gains (losses) from defined benefit pension plans		18,013		—		(7,191)		10,822
Total “other comprehensive income” during the period	Ps.	(519,807)	Ps.	372,715	Ps.	(62,659)	Ps.	(209,751)

	December 31, 2017
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(47,197)	Ps.	—	Ps.	—	Ps.	(47,197)
Hedging derivatives in foreign currency		16,832		—		(5,554)		11,278
Hedging financial liabilities in foreign currency		30,568		—		(11,065)		19,503
Cash Flow hedging		(2,340)		—		969		(1,371)
Foreign currency translation differences for foreign operations		(91,497)		(12,657)		956		(103,198)
Debt financial instruments		284,480		—		(69,743)		214,737
Investment in associates and joint ventures		1,128		—		116		1,244
Equity financial instruments		57,245		—		(720)		56,525
Actuarial gains (losses) from defined benefit pension plans		(100,232)		—		24,081		(76,151)
Total “other comprehensive income” during the period	Ps.	148,987	Ps.	(12,657)	Ps.	(60,960)	Ps.	75,370

	December 31, 2016
			Current		Deferred
			tax		tax
	Amount		(expense)		(expense)
	before taxes		Income		income		Net
Hedging of net investments in foreign subsidiaries operations	Ps.	(475,000)	Ps.	—	Ps.	—	Ps.	(475,000)
Hedging derivatives in foreign currency		291,506		47,419		(187,480)		151,445
Hedging financial liabilities in foreign currency		35,819		(23,854)		—		11,965
Cash Flow hedging		17,967		—		—		17,967
Foreign currency translation differences for foreign operations		(125,161)		8,204		—		(116,957)
Debt financial instruments		948,212		—		(263,763)		684,449
Investment in associates and joint ventures		(20,061)		—		—		(20,061)
Equity financial instruments		34,509		—		40,735		75,244
Actuarial gains (losses) from defined benefit pension plans		(41,228)		—		14,383		(26,845)
Total “other comprehensive income” during the period	Ps.	666,563	Ps.	31,769	Ps.	(396,125)	Ps.	302,207

Disclosure of detailed information about uncertainties in open tax positions [Text Block]

	December 31, 2018		December 31, 2017
Bogotá	Ps.	113,345	Ps.	86,592
Occidente		6,095		7,657
Popular		—		443
Corficolombiana		2,392		—
Total	Ps.	121,832	Ps.	94,692

Disclosure of detailed information about the roll forward of tax uncertainties [Text Block]

	December 31,		December 31,		December 31,
	2018		2017		2016
Balance at the beginning of the year	Ps.	94,692	Ps.	104,156	Ps.	145,968
Provisions increase during the year		11,904		18,039		31,039
Provisions used		(1,088)		(873)		(1,867)
Amounts reversed due to provisions not used		(2,960)		(32,010)		(73,084)
Financial cost		16,421		7,477		12,098
Foreign exchange adjustments		2,863		(2,097)		(9,998)
Balance at the end of the year	Ps.	121,832	Ps.	94,692	Ps.	104,156

Disclosure of detailed information about the expiry of tax uncertainties [Text Block]

	December 31,		December 31,
Year	2018		2017
2018		—		3,484
2019		3,006		3,109
2020		27,968		21,579
2021		30,478		23,902
2022		27,276		23,034
2023		31,373		18,250
2024		1,579		1,334
2025		152		—
Total	Ps.	121,832	Ps.	94,692